Financial assets at fair value through other comprehensive income	12 Months Ended
Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income

15 Financial assets at fair value through other comprehensive income

Accounting for financial assets at fair value through other comprehensive income (FVOCI)

Financial assets that are debt instruments held in a business model that is achieved by both collecting contractual cash flows and selling and that contain contractual terms that give rise on specified dates to cash flows that are SPPI are measured at FVOCI. They are subsequently re-measured at fair value and changes therein (except for those relating to impairment, interest income and foreign currency exchange gains and losses) are recognised in other comprehensive income until the assets are sold. Interest (calculated using the effective interest method) is recognised in the income statement in net interest income (Note 3). Upon disposal, the cumulative gain or loss recognised in other comprehensive income is included in net investment income (Note 6).

In determining whether the business model is achieved by both collecting contractual cash flows and selling financial assets, it is determined that both collecting contractual cash flows and selling financial assets are integral to achieving the objective of the business model. The Group will consider past sales and expectations about future sales to establish if the business model is achieved.

For equity securities that are not held for trading, the Group may make an irrevocable election on initial recognition to present subsequent changes in the fair value of the instrument in other comprehensive income (except for dividend income which is recognised in profit or loss). Gains or losses on the de-recognition of these equity securities are not transferred to profit or loss. These assets are also not subject to the impairment requirements and therefore no amounts are recycled to the income statement. Where the Group has not made the irrevocable election to present subsequent changes in the fair value of the instrument in other comprehensive income, equity securities are measured at fair value through profit or loss.

	2020	2019
	£m	£m
Debt securities and other eligible bills	77,736	64,103
Equity securities	761	1,023
Loans and advances	191	624
Financial assets at fair value through other comprehensive income	78,688	65,750

Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income
	2020	2019
	£m	£m
Debt securities and other eligible bills	77,736	64,103
Equity securities	761	1,023
Loans and advances	191	624
Financial assets at fair value through other comprehensive income	78,688	65,750